Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (60,839)	$ (45,333)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of other long-lived assets	919	3,865
Depreciation and amortization	24,343	29,924
Stock-based compensation	16,263	17,364
Foreign currency transaction loss	1,967	10,318
Share in losses of associated companies	7,343	174
Revaluation of investments	1,217	2,316
Other non-cash items, net	2,073	168
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(11,156)	(11,058)
Inventories	(11,161)	(39,162)
Other current assets and prepaid expenses	(3,777)	5,320
Other non-current assets	4,642	382
Accounts payable	(4,360)	10,217
Other current liabilities	(8,972)	(20,650)
Deferred revenues	3,715	4,540
Deferred income taxes, net and uncertain tax positions	2,810	(1,674)
Other non-current liabilities	(6,194)	(5,620)
Net cash used in operating activities	(41,167)	(38,909)
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	(66,472)
Purchase of property and equipment	(6,546)	(7,526)
Investments in short-term bank deposits	(12,448)	(195,429)
Proceeds from short-term bank deposits	128,815	272,000
Purchase of intangible assets	(464)	(965)
Other investing activities	(58)	122
Investments in unconsolidated entities	(6,199)	(5,030)
Net cash provided by investing activities	36,628	63,172
Cash flows from financing activities
Proceeds from exercise of stock options	9	247
Payment of contingent consideration	(691)	(1,386)
Other financing activities		275
Net cash used in financing activities	(682)	(864)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(824)	(7,413)
Net change in cash, cash equivalents and restricted cash	(6,045)	15,986
Cash, cash equivalents and restricted cash, beginning of period	150,686	243,293
Cash, cash equivalents and restricted cash, end of period	144,641	259,279
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	5,612	1,150
Transfer of fixed assets to inventory	118	123
Issuance of Common stock under employee stock purchase plan	3,014
Issuance of shares as part of Covestro acquisition (Refer to Note 3)	5,201
Contingent consideration	3,009
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	144,366	255,886
Restricted cash included in other current assets	275	160
Cash balances classified as Held for sale		3,233
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 144,641	$ 259,279